UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-4310

Morgan Stanley Convertible Securities Trust

(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York	10020
(Address of principal executive offices)	(Zip code)

Barry Fink Esq.
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York  10020

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-869-6397

Date of fiscal year end:  9/30

Date of reporting period:  6/30/04

Item 1.         Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

FORM N-Px REPORT

ICA File Number: 811-04310
Reporting Period: 07/01/2003 - 06/30/2004
Morgan Stanley Convertible Securities Trust

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST

TEVA PHARMACEUTICAL INDUSTRIES

Ticker:	TEVA	Security ID:	881624209
Meeting Date:	MAY 20, 2004	Meeting Type:	Annual
Record Date:	APR 15, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	TO RECEIVE AND DISCUSS THE COMPANY S CONSOLIDATED BALANCE SHEET AS OF DECEMBER 31, 2003 AND THE CONSOLIDATED STATEMENTS.	For	Did Not Vote	Management
2

TO APPROVE THE BOARD OF DIRECTORS RECOMMENDATION THAT THE CASH DIVIDEND FOR THE YEAR ENDED DECEMBER 31, 2003, WHICH WAS PAID IN FOUR INSTALLMENTS AND AGGREGATED NIS 1.44 (APPROXIMATELY US$0.322) PER ORDINARY SHARE, BE DECLARED FINAL.

		For	Did Not Vote	Management
3	TO ELECT ABRAHAM E. COHEN TO SERVE FOR A THREE-YEAR TERM.	For	Did Not Vote	Management
4	TO ELECT LESLIE DAN TO SERVE FOR A THREE-YEAR TERM.	For	Did Not Vote	Management
5	TO ELECT PROF. MEIR HETH TO SERVE FOR A THREE-YEAR TERM.	For	Did Not Vote	Management
6	TO ELECT PROF. MOSHE MANY TO SERVE FOR A THREE-YEAR TERM.	For	Did Not Vote	Management
7	TO ELECT DOV SHAFIR TO SERVE FOR A THREE-YEAR TERM.	For	Did Not Vote	Management
8	TO APPROVE THE PURCHASE OF DIRECTOR S AND OFFICER S LIABILITY INSURANCE FOR THE DIRECTORS AND OFFICERS OF THE COMPANY.	For	Did Not Vote	Management
9	Ratify Auditors	For	Did Not Vote	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Convertible Securities Trust

By (Signature and Title)*	/s/ Ronald E. Robison

Principal Executive Officer

Date	August 27, 2004

* Print the name and title of each signing officer under his or her signature.